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                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

        SUPPLEMENT TO PROSPECTUSES & STATEMENT OF ADDITIONAL INFORMATION
           RETIREMENT AND INSTITUTIONAL SHARES DATED NOVEMBER 30, 2001

                                  APRIL 1, 2002

The name of the Large Cap Growth Fund has been changed to U.S Large Cap Select Growth Fund, in order to more accurately reflect its investment policies.